Insurance Business Result - Summary of Insurance Business Result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Insurance revenue	$ 95,782,121	$ 69,488,357
Insurance service expenses from insurance contracts issued	(58,799,285)	(27,246,871)
Net income (expenses) from reinsurance contracts held	(639,798)	(2,166,449)
Insurance Business Result	$ 36,343,038	$ 40,075,037	$ 44,584,836